Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Taxes.
Income Taxes

15.  Income Taxes

Income tax benefit was $0 and $92,774 for the three months ended March 31, 2023 and March 31, 2022, respectively. The Company has maintained a full valuation allowance on the net deferred tax asset balance as of March 31, 2023. The Company has not recorded the tax purchase accounting entries related to the acquisition of Molekule, Inc. The Company has recorded provisional amounts for the acquisition and adjustments to these amounts could have a significant impact on the tax balances. The Company will complete the tax purchase accounting entries during the measurement period.

13.	Income Taxes

Income tax benefit consisted of the following:

	December 31, 2022	December 31, 2021
Current Expense:
Federal	$—	$—
State	—	—
	—	—
Deferred Benefit:
Federal	414,299	266,278
State	86,955	53,860
	501,254	320,138
Total Income Tax Benefit	$501,254	$320,138

The significant components of the Company’s deferred tax assets and liabilities at December 31, 2022 and at December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
Federal Net Operating Loss	$1,938,600	$205,018
State Net Operating Loss	219,293	42,419
Capitalized R&D	501,533	—
Fixed Assets	(506,458)	(536,567)
Tax Credits	67,911	5,968
Stock Compensation	782,991	66,822
Accrued Compensation and Other Expenses	94,811
Right of Use Assets	(388,355)	—
Lease Liability	395,297	—
Other	547	217
Prepaid Expenses	(160,854)	(285,131)
Total gross deferred tax assets/(liabilities)	2,945,316	(501,254)
Less valuation allowance	(2,945,316)	—
Net deferred tax assets/(liabilities)	$—	$(501,254)

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2022	December 31, 2021
Federal Statutory Rate	21.0%	21.00%
Permanent Differences	(0.07)%	(0.10)%
Transaction Costs	(9.69)%	—
State Taxes	6.06%	4.32%
Credits	0.93%	0.48%
Valuation Allowance	(44.16)%	—
Change in Fair Value of Warrant Liability	33.4%	—
Effective Tax Rate	7.51%	25.70%

At December 31, 2022, the Company had federal and state net operating loss (NOL) carryforwards of approximately $9,231,000 and $6,908,000, respectively. The federal and state net operating losses (“NOL’s”) were generated after 2017 and can be carried forward indefinitely. At December 31, 2022, the Company had federal research and development (R&D) credit carryforwards of approximately $68,000. If not utilized, the federal R&D credits will begin to expire in 2041.

In assessing the realizability of the net deferred tax assets, the Company considers all relevant positive and negative evidence to determine whether it is more likely than not that some portion of the deferred income tax will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to expiration of the net operation loss carryforwards. At December 31, 2022, the Company has recorded a full valuation allowance against its net deferred tax assets of approximately $2,945,000. The change in the valuation allowance during the year ended 2022 was approximately $2,945,000.

Sections 382 and 383 of the Internal Revenue Code, and similar state regulations, contain provisions that may limit the NOL carryforwards available to be used to offset income in any given year upon the occurrence of certain events, including changes in the ownership interests of significant stockholders. In the event of a cumulative change in ownership in excess of 50% over a three-year period, the amount of the NOL carryforwards that the Company may utilize in any one year may be limited. The Company has not undertaken a formal analysis to determine if a change in ownership occurred during 2022 or 2021.

Entities are also required to evaluate, measure, recognize and disclose any uncertain income tax provisions taken on their income tax returns. The Company has analyzed its tax positions and has concluded that as of December 31, 2022, there were no uncertain positions. The Company’s U.S. federal and state net operating losses have occurred since its inception in 2009 and as such, tax years subject to potential tax examination could apply from that date because the utilization of net operating losses from prior years opens the relevant year to audit by the IRS and/or state taxing authorities. Interest and penalties, if any, as they relate to income taxes assessed, are included in the income tax provision. The Company did not have any unrecognized tax benefits and has not accrued any interest or penalties for the 12 months ended December 31, 2022 and 2021.